Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Ares Acquisition Corporation II [Member]
INITIAL PUBLIC OFFERING
3. INITIAL PUBLIC OFFERING
On April 25, 2023, the Company consummated its Initial Public Offering of 50,000,000 Units, including 5,000,000 Units to cover Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $500,000,000, and incurring offering costs of $28,550,129, of which $17,500,000 was for deferred underwriting commissions (see Note 5). Each Unit consists of one Class A ordinary share and one-half
of one Public Warrant. On April 11, 2025, the Company, AMCM, and the representatives of the several underwriters in connection with the Company’s Initial Public Offering agreed to adjust the aggregate amount payable to the underwriters as a deferred underwriting fee and to AMCM as a deferred Initial Public Offering advisory fee to an aggregate amount of $8,359,410.

3. INITIAL PUBLIC OFFERING
On April 25, 2023, the Company consummated its Initial Public Offering of 50,000,000 Units, including 5,000,000 Units to cover Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $500,000,000, and incurring offering costs of $28,550,129, of which $17,500,000 was for deferred underwriting commissions (see Note 5). Each Unit consists of one Class A ordinary share and one-half
of one Public Warrant.